Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000029773 [Member] | Turning Point Brands Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000029773 [Member] | Vimeo Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000029773 [Member] | Solaris Energy Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000029773 [Member] | Centrus Energy Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000029773 [Member] | Limbach Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000029773 [Member] | Mizuho Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000029773 [Member] | RBC Dominion Securities Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000029773 [Member] | BJ s Restaurants Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000029773 [Member] | Central Pacific Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000029773 [Member] | Hackett Group The Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000029773 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000029773 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.70%
C000029773 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000029773 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000029773 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000029773 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
C000029773 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000029773 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000029773 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000029773 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000030350 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000030350 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000030350 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000030350 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000030350 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000030350 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000030350 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000030350 [Member] | United Parcel Service Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000030350 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000030350 [Member] | Duke Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000030350 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000030350 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000030350 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
C000030350 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000030350 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000030350 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000030350 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000030350 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000030350 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000030350 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000030351 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000030351 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000030351 [Member] | Carrier Global Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000030351 [Member] | Samsara Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000030351 [Member] | DoorDash Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000030351 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000030351 [Member] | Constellation Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000030351 [Member] | Kenvue Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000030351 [Member] | Duolingo Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000030351 [Member] | CrowdStrike Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000030351 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000030351 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000030351 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000030351 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000030351 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000030351 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000030351 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.60%
C000030351 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000030351 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000030351 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000030477 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000030477 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000030477 [Member] | Biogen Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000030477 [Member] | Starbucks Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000030477 [Member] | Microchip Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000030477 [Member] | GLOBALFOUNDRIES Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000030477 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000030477 [Member] | Coca Cola Europacific Partners PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000030477 [Member] | Baker Hughes Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000030477 [Member] | Exelon Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000030477 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000030477 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000030477 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000030477 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000030477 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000030477 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	40.60%
C000030477 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000030477 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000030477 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000030477 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000030478 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000030478 [Member] | Microchip Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000030478 [Member] | GLOBALFOUNDRIES Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000030478 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000030478 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000030478 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000030478 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000030478 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000030478 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000030478 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000030478 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000030478 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	89.80%
C000030478 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000030478 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000030478 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033929 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000033929 [Member] | Exelixis Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000033929 [Member] | ACADIA Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000033929 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000033929 [Member] | Neurocrine Biosciences Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000033929 [Member] | Argenx SE ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000033929 [Member] | Corcept Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000033929 [Member] | Intra Cellular Therapies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000033929 [Member] | Incyte Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000033929 [Member] | Repligen Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000033929 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Total Investments	76.00%
C000033929 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000033929 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000033929 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033930 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000033930 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000033930 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000033930 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000033930 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000033930 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000033930 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000033930 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000033930 [Member] | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000033930 [Member] | PayPal Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000033930 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000033930 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000033930 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
C000033930 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000033930 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	36.90%
C000033930 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.60%
C000033930 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033930 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000034137 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000034137 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000034137 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000034137 [Member] | Snap on Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000034137 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000034137 [Member] | TJX The Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000034137 [Member] | Packaging Corp of America [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000034137 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000034137 [Member] | Blackrock Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000034137 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000034137 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000034137 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%
C000034137 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000034137 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000034137 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000034137 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%
C000034137 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000034137 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000034137 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000034137 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000035622 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000035622 [Member] | Biogen Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000035622 [Member] | Starbucks Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000035622 [Member] | Coca Cola Europacific Partners PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000035622 [Member] | Baker Hughes Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000035622 [Member] | Exelon Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000035622 [Member] | Monster Beverage Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000035622 [Member] | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000035622 [Member] | Ross Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000035622 [Member] | Vertex Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000035622 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000035622 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000035622 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000035622 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000035622 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000035622 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000035622 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000035622 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000035622 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000035622 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000037851 [Member] | Snap on Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000037851 [Member] | Garmin Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000037851 [Member] | Wyndham Hotels And Resorts Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000037851 [Member] | Unum Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000037851 [Member] | Cullen Frost Bankers Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000037851 [Member] | Coterra Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000037851 [Member] | Commerce Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000037851 [Member] | Home BancShares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000037851 [Member] | Dick s Sporting Goods Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000037851 [Member] | East West Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000037851 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000037851 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.90%
C000037851 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000037851 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000037851 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000037851 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000037851 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000037851 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000037851 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000037851 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000037913 [Member] | Starbucks Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000037913 [Member] | Maximus Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000037913 [Member] | Target Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000037913 [Member] | Cal Maine Foods Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000037913 [Member] | America Movil S A B de C V ADR [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000037913 [Member] | Spire Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000037913 [Member] | Southwest Gas Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000037913 [Member] | Enbridge Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000037913 [Member] | Toyota Motor Corp ADR [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000037913 [Member] | Honda Motor Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000037913 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000037913 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000037913 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000037913 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
C000037913 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%
C000037913 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000037913 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000037913 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000037913 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000037913 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000041643 [Member] | RBC Dominion Securities Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000041643 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000041643 [Member] | Rivian Automotive Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000041643 [Member] | ON Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000041643 [Member] | First Solar Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000041643 [Member] | Albemarle Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000041643 [Member] | Lucid Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000041643 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000041643 [Member] | Enphase Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000041643 [Member] | Acuity Brands Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000041643 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000041643 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000041643 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%
C000041643 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000041643 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%
C000041643 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000041643 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000041643 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000041643 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000047557 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000047557 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000047557 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000047557 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000047557 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000047557 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000047557 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000047557 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000047557 [Member] | AvalonBay Communities Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000047557 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000047557 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000047557 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000047557 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000047557 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000047557 [Member] | Data Center REITs [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000047557 [Member] | Multi Family Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000047557 [Member] | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000047557 [Member] | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000047557 [Member] | Single Family Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000047557 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000047627 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000047627 [Member] | Coterra Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000047627 [Member] | Hess Midstream L P Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000047627 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000047627 [Member] | Occidental Petroleum Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000047627 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000047627 [Member] | EQT Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000047627 [Member] | EOG Resources Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000047627 [Member] | Expand Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000047627 [Member] | APA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000047627 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000047627 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000047627 [Member] | Gas Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000047627 [Member] | Oil and Gas Exploration and Production Sector [Member]
Holdings [Line Items]
Percent of Total Investments	82.80%
C000047627 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000047627 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000047628 [Member] | IDEX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000047628 [Member] | Waters Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000047628 [Member] | Pentair PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000047628 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000047628 [Member] | Roper Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000047628 [Member] | AECOM [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000047628 [Member] | Ecolab Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000047628 [Member] | Veralto Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000047628 [Member] | American Water Works Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000047628 [Member] | IDEXX Laboratories Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000047628 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000047628 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000047628 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	54.40%
C000047628 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000047628 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000047628 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000047628 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000047628 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000078718 [Member] | Commerce Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000078718 [Member] | Wintrust Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000078718 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000078718 [Member] | First Financial Bankshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000078718 [Member] | United Bankshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000078718 [Member] | Bank OZK [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000078718 [Member] | Hancock Whitney Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000078718 [Member] | International Bancshares Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000078718 [Member] | BancFirst Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000078718 [Member] | Texas Capital Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000078718 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000078718 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Total Investments	97.40%
C000078718 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000078718 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000191287 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000191287 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000191287 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000191287 [Member] | Three M Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000191287 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000191287 [Member] | Coca Cola The Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000191287 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000191287 [Member] | Honeywell International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000191287 [Member] | Boeing The Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000191287 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000191287 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000191287 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
C000191287 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000191287 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000191287 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000191287 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000191287 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
C000191287 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000191287 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000191287 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000201408 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000201408 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000201408 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000201408 [Member] | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000201408 [Member] | United Airlines Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000201408 [Member] | Paychex Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000201408 [Member] | Broadridge Financial Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000201408 [Member] | Stryker Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000201408 [Member] | Automatic Data Processing Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000201408 [Member] | General Motors Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000201408 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000201408 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%
C000201408 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000201408 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000201408 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000201408 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%
C000201408 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000201408 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000201408 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000201408 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000222996 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000222996 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000222996 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	145.30%
C000222996 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000222996 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(46.70%)
C000222996 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000222997 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000222997 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000222997 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000222997 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000222997 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000222997 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000238091 [Member] | Boeing The Co [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000238091 [Member] | RTX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000238091 [Member] | TransDigm Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000238091 [Member] | General Dynamics Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000238091 [Member] | Lockheed Martin Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000238091 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000238091 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000238091 [Member] | HEICO Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000238091 [Member] | Northrop Grumman Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000238091 [Member] | Textron Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000238091 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000238091 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000238091 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000238354 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000238354 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000238354 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000238354 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000238354 [Member] | Deckers Outdoor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000238354 [Member] | Expedia Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000238354 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000238354 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000238354 [Member] | Dexcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000238354 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000238354 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000238354 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%
C000238354 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000238354 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000238354 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000238354 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000238354 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
C000238354 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000238354 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000241319 [Member] | Packaging Corp of America [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000241319 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000241319 [Member] | RTX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000241319 [Member] | Keysight Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000241319 [Member] | Cummins Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000241319 [Member] | International Paper Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000241319 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000241319 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000241319 [Member] | Jones Lang LaSalle Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000241319 [Member] | Westinghouse Air Brake Technologies Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000241319 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.10%
C000241319 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%
C000241319 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000241319 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
C000241319 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000241319 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000244355 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000244355 [Member] | Warner Bros Discovery Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000244355 [Member] | Skyworks Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000244355 [Member] | Gen Digital Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000244355 [Member] | Hewlett Packard Enterprise Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000244355 [Member] | Jabil Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000244355 [Member] | HP Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000244355 [Member] | Synchrony Financial [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000244355 [Member] | EPAM Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000244355 [Member] | F5 Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000244355 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000244355 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000244355 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000244355 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000244355 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000244355 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000244355 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
C000244355 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000244355 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000244355 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000252251 [Member] | United Overseas Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000252251 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000252251 [Member] | Nippon Paint Holdings Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000252251 [Member] | Grupo Aeroportuario del Pacifico S A B de C V Class B [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000252251 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000252251 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000252251 [Member] | TOTVS S A [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000252251 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000252251 [Member] | Bid Corp Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000252251 [Member] | B3 S A Brasil Bolsa Balcao [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000252251 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000252251 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.10%
C000252251 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000252251 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000252251 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000252251 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000252251 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000252251 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000252251 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000252253 [Member] | United Overseas Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000252253 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000252253 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000252253 [Member] | AstraZeneca PLC ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000252253 [Member] | Wise PLC Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000252253 [Member] | Persimmon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000252253 [Member] | Canadian National Railway Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000252253 [Member] | Haleon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000252253 [Member] | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000252253 [Member] | Spirax Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000252253 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000252253 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%
C000252253 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000252253 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000252253 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000252253 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000252253 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000252253 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000252253 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000252253 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%